Roundhill Magnificent Seven Covered Call ETF
Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 101.1%	Shares	Value
Roundhill Magnificent Seven ETF (a)(b)(c)	2,839,100	$164,497,454
TOTAL EXCHANGE TRADED FUNDS (Cost $183,121,318)		164,497,454

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	958,075	958,075
TOTAL MONEY MARKET FUNDS (Cost $958,075)		958,075

TOTAL INVESTMENTS - 101.7% (Cost $184,079,393)		165,455,529
Liabilities in Excess of Other Assets - (1.7)%		(2,733,126)
TOTAL NET ASSETS - 100.0%		$162,722,403

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Roundhill Magnificent Seven Covered Call ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.6)%	Notional Amount	Contracts	Value
Call Options - (1.6)%
Roundhill Magnificent Seven ETF, Expiration: 04/02/2026; Exercise Price: $57.17 (a)(b)(c)	$(164,241,935)	(28,391)	$(2,611,972)
TOTAL WRITTEN OPTIONS (Premiums received $899,345)			$(2,611,972)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Option on affiliated security.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Roundhill Magnificent Seven Covered Call ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$164,497,454	$–	$–	$164,497,454
Money Market Funds	958,075	–	–	958,075
Total Investments	$165,455,529	$–	$–	$165,455,529

Liabilities:
Investments:
Written Options	$–	$(2,611,972)	$–	$(2,611,972)
Total Investments	$–	$(2,611,972)	$–	$(2,611,972)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Roundhill Magnificent Seven Covered Call ETF - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Roundhill Magnificent Seven ETF	$225,635,968	$38,726,123	$(75,157,573)	$5,269,488	$(29,976,552)	$164,497,454	2,839,100	$–	$–
	$225,635,968	$38,726,123	$(75,157,573)	$5,269,488	$(29,976,552)	$164,497,454	2,839,100	$–	$–